Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of operations - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021		Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Statement of Operations
Change in the fair value of derivative liabilities		$ (1,700,000)				$ (20,620,000)	$ (15,340,000)
Net loss	$ (18,207)	$ (2,277,124)				$ (23,118,757)	$ (16,134,515)
Common Class A [Member]
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)	20,000,000	20,000,000				20,000,000	20,000,000
Basic and diluted net loss per share (in Dollars per share)		$ 0.00				$ 0.00
Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)	5,000,000 [1]	5,000,000	[1]			5,000,000 [1]	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.45)				$ (4.62)	$ (3.23)
As Previously Reported [Member]
Statement of Operations
Loss from operations				$ (146,829)	$ (165,036)		$ (387,696)
Net gain from investments held in Trust Account							67,571
Total other (expense) income				18,534	18,534		67,571
Net loss				$ (128,295)	$ (146,502)		$ (320,125)
As Previously Reported [Member] | Common Class A [Member]
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)				20,000,000	20,000,000		20,000,000
Basic and diluted net loss per share (in Dollars per share)				$ 0.00	$ 0.00		$ 0.00
As Previously Reported [Member] | Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)				5,000,000	5,000,000		5,000,000
Basic and diluted net loss per share (in Dollars per share)				$ (0.03)	$ (0.03)		$ (0.06)
Restatement Adjustment [Member]
Statement of Operations
Change in the fair value of derivative liabilities				$ 340,000	$ 340,000		$ (15,340,000)
Financing costs - derivative warrant liabilities				(474,390)	(474,390)		(474,390)
Total other (expense) income				(134,390)	(134,390)		(15,814,390)
Net loss				$ (134,390)	$ (134,390)		$ (15,814,390)
Restatement Adjustment [Member] | Class B Common Stock
Statement of Operations
Basic and diluted net loss per share (in Dollars per share)				$ (0.02)	$ (0.03)		$ (3.17)
As Restated [Member]
Statement of Operations
Loss from operations				$ (146,829)	$ (165,036)		$ (387,696)
Change in the fair value of derivative liabilities				340,000	340,000		(15,340,000)
Financing costs - derivative warrant liabilities				(474,390)	(474,390)		(474,390)
Net gain from investments held in Trust Account							67,571
Total other (expense) income				(115,856)	(115,856)		(15,746,819)
Net loss				$ (262,685)	$ (280,892)		$ (16,134,515)
As Restated [Member] | Common Class A [Member]
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)				20,000,000	20,000,000		20,000,000
Basic and diluted net loss per share (in Dollars per share)				$ 0.00	$ 0.00
As Restated [Member] | Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)				5,000,000	5,000,000		5,000,000
Basic and diluted net loss per share (in Dollars per share)				$ (0.05)	$ (0.06)		$ (3.23)

[1]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020 resulting in the forfeiture of 750,000 Founder Shares.